Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Schedule of Operating Leases have Remaining Lease Terms	The Company’s operating leases have remaining lease terms of up to approximately five years.
	March 31, 2024	December 31, 2023
	(Unaudited)
ASSETS
Operating lease right-of-use assets	$708,023	$809,283
LIABILITIES
Operating lease liabilities (current)	389,870	401,826
Operating lease liabilities (non-current)	318,153	407,457

The Company’s operating leases have remaining lease terms of up to approximately five years.
	December 31, 2023	December 31, 2022
ASSETS
Operating lease right-of-use assets	$809,283	$1,161,141
LIABILITIES
Operating lease liabilities (current)	401,826	369,314
Operating lease liabilities (non-current)	407,457	791,827

Schedule of Company’s Lease Expenses	The following provides details of the Company’s lease expenses:
	Three Months Ended March 31,
	2024	2023
	(Unaudited)
Operating lease expenses	$98,502	$94,299
Other information related to leases is presented below:
	Three months Ended March 31,
	2024	2023
	(Unaudited)
Cash paid for amounts included in the measurement of operating lease liabilities	$98,502	$94,299
	March 31, 2024	December 31, 2023
Weighted Average Remaining Lease Term:
Operating leases	1.42 years	1.73 years

Weighted Average Discount Rate:
Operating leases	1.46%	1.5%
The following provides details of the Company’s lease expenses:
	Year Ended December 31,
	2023	2022
Operating lease expenses	$358,576	$358,576
	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$385,659	$358,576

	December 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term:
Operating leases	1.73 years	2.48 years

Weighted Average Discount Rate:
Operating leases	1.5%	1.49%

Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases	The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:
Operating leases
2024 (excluding three months ended March 31, 2024)	$303,008
2025	350,809
2026	56,916
Thereafter	-
Total future minimum lease payments, undiscounted	710,733
Less: Imputed interest	(2,711)
Present value of future minimum lease payments	$708,022
The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:
Operating leases
2024	$404,745
2025	351,352
2026	56,916
2027	-
Thereafter	-
Total future minimum lease payments, undiscounted	813,013
Less: Imputed interest	(3,730)
Present value of future minimum lease payments	$809,283